Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	$ 10,648	$ 12,514
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,845	10,257
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	1,803	2,257
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	294	523
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,509	1,734
Total derivatives not subject to netting arrangements	1,288	2,007
Total derivatives, Gross assets recognized	11,936	14,521
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,845	10,257
Total derivatives, Net assets recognized on the balance sheet	3,091	4,264
Total derivatives, Net amount	2,797	3,741
Reverse repurchase agreements, Gross assets recognized	42,784	17,588
Reverse repurchase agreements, Gross amounts offset in the balance sheet	25,848	481
Reverse repurchase agreements, Net assets recognized on the balance sheet	16,936	17,107
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	16,923	17,104
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	13	3
Securities borrowing, Gross assets recognized	11,199	8,694
Securities borrowing, Net assets recognized on the balance sheet	11,199	8,694
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	10,858	8,425
Securities borrowing, Net amount	341	269
Total, Gross assets recognized	65,919	40,803
Total, Gross amounts offset in the balance sheet	34,693	10,738
Total, Net assets recognized on the balance sheet	31,226	30,065
Total, Gross amounts not offset in the balance sheet, Financial instruments	28,075	26,052
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	3,151	4,013
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	11,718	13,177
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,797	10,047
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	2,921	3,130
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,457	1,675
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,464	1,455
Total derivatives not subject to netting arrangements	655	1,271
Total derivatives, Gross liabilities recognized	12,373	14,448
Total derivatives, Net liabilities recognized on the balance sheet	3,576	4,401
Total derivatives, Net amount	2,119	2,726
Repurchase agreements, Gross liabilities recognized	33,908	8,703
Repurchase agreements, Gross amounts offset in the balance sheet	25,848	481
Repurchase agreements, Net liabilities recognized on the balance sheet	8,060	8,222
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	8,059	8,222
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	1	0
Securities lending, Gross liabilities recognized	2,186	1,615
Securities lending, Net liabilities recognized on the balance sheet	2,186	1,615
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	2,091	1,522
Securities lending, Net amount	95	93
Total, Gross liabilities recognized	48,467	24,766
Total, Gross amounts offset in the balance sheet	34,645	10,528
Total, Net liabilities recognized on the balance sheet	13,822	14,238
Total, Gross amounts not offset in the balance sheet, Financial instruments	11,607	11,419
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	2,215	2,819
Interest rate contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	5,915	7,205
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,075	6,047
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	840	1,158
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	178	321
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	662	837
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,075	6,047
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	6,810	8,116
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,495	6,634
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,315	1,482
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,222	1,266
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	93	216
Foreign exchange contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	4,666	5,265
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,720	4,172
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	946	1,093
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	116	202
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	830	891
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,720	4,172
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	4,765	4,957
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	3,221	3,363
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	1,544	1,594
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	177	355
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,367	1,239
Equity and other contracts
Derivative Asset [Abstract]
Derivatives subject to netting arrangements, Gross assets recognized	67	44
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	50	38
Derivatives subject to netting arrangements, Net assets recognized on the balance sheet	17	6
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	17	6
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	50	38
Derivative Liability [Abstract]
Derivatives subject to netting arrangements, Gross liabilities recognized	143	104
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	81	50
Derivatives subject to netting arrangements, Net liabilities recognized on the balance sheet	62	54
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	58	54
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 4	$ 0